General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2021
General and administrative expenses
Schedule of general and administrative expenses

	For the Year Ended December 31,
(in thousands)	2021	2020	2019
Personnel-related expenses	$3,800	$1,474	$477
Share-based compensation expense	3,261	326	11
Professional and consultant fees	2,593	683	674
Insurance, facilities, fees and other related costs	2,506	236	74
	$12,160	$2,719	$1,236